NATIONWIDE LIFE INSURANCE COMPANY
          Flexible Purchase Payment Deferred Variable Annuity Contracts
   Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9
                   The date of this prospectus is May 1, 2004.
--------------------------------------------------------------------------------
This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 29. For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-235-3035) or write:

                     Nationwide Life Insurance Company
                     One Nationwide Plaza, RR1-04-F4
                     Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.bestofamerica.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

American Century Variable Portfolios, Inc.
o   American Century VP Income & Growth Fund: Class I
o   American Century VP International Fund: Class III+
o   American Century VP Ultra Fund: Class I
o   American Century VP Value Fund: Class I

American Century Variable Portfolios II, Inc.
o   American Century VP Inflation Protection Fund: Class II
Dreyfus
o   Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
    Service Shares
o   Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares Federated Insurance Series
o   Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
o   VIP Equity-Income Portfolio: Service Class
o   VIP Growth Portfolio: Service Class
o   VIP High Income Portfolio: Service Class*
o   VIP Overseas Portfolio: Service Class R+
Fidelity Variable Insurance Products Fund II
o   VIP II Contrafund(R)Portfolio: Service Class
o   VIP II Investment Grade Bond Portfolio: Service Class
Fidelity Variable Insurance Products Fund III
o   VIP III Value Strategies Portfolio: Service Class
Gartmore Variable Insurance Trust ("GVIT")
o   Comstock GVIT Value Fund: Class I*
o   Dreyfus GVIT International Value Fund: Class III+
o   Dreyfus GVIT Mid Cap Index Fund: Class I
o   Federated GVIT High Income Bond Fund: Class I*
o   Gartmore GVIT Emerging Markets Fund: Class III+
o   Gartmore GVIT Global Health Sciences Fund: Class III+
o   Gartmore GVIT Global Technology and Communications Fund: Class III+
o   Gartmore GVIT Government Bond Fund: Class I
o   Gartmore GVIT Growth Fund: Class I
o   Gartmore GVIT International Growth Fund: Class III+
o   Gartmore GVIT Investor Destinations Funds
    >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
    >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
         Class II
    >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
    >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund:
         Class II
    >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o   Gartmore GVIT Mid Cap Growth Fund: Class I
o   Gartmore GVIT Money Market Fund: Class I
o   Gartmore GVIT Nationwide(R)Fund: Class I
o   Gartmore GVIT Nationwide(R)Leaders Fund: Class III+
o   Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o   Gartmore GVIT Worldwide Leaders Fund: Class III+
o   GVIT Small Cap Growth Fund: Class I
o   GVIT Small Cap Value Fund: Class I
o   GVIT Small Company Fund: Class I
o   J.P. Morgan GVIT Balanced Fund: Class I
o   Van Kampen GVIT Multi Sector Bond Fund: Class I*

J.P. Morgan Series Trust II
o   J.P. Morgan Mid Cap Value Portfolio
Neuberger Berman Advisers Management Trust
o   AMT Guardian Portfolio
o   AMT Limited Maturity Bond Portfolio: Class I
o   AMT Partners Portfolio
o   AMT Socially Responsive Portfolio
Oppenheimer Variable Account Funds
o   Oppenheimer Aggressive Growth Fund/VA: Initial Class
o   Oppenheimer Capital Appreciation Fund/VA: Initial Class
o   Oppenheimer Global Securities Fund/VA: Class III+
o   Oppenheimer Main Street(R)Fund/VA: Initial Class
Van Kampen
   The Universal Institutional Funds, Inc.
o   U.S. Real Estate Portfolio: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000:

Credit Suisse Trust
o   Large Cap Value Portfolio

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2002:

Fidelity Variable Insurance Products Fund III
o   VIP III Growth Opportunities Portfolio: Service Class
Van Eck Worldwide Insurance Trust
o   Worldwide Emerging Markets Fund: Class R+
o   Worldwide Hard Assets Fund: Class R+
Van Kampen
   The Universal Institutional Funds, Inc.
o   Mid Cap Growth Portfolio: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

Dreyfus
o The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares Gartmore Variable Insurance Trust
o   Gartmore GVIT Global Financial Services Fund:
    Class III+
o   Gartmore GVIT Global Utilities Fund: Class III+
Janus Aspen Series
o   Capital Appreciation Portfolio: Service Shares
o   Global Technology Portfolio: Service II Shares+
o   International Growth Portfolio: Service II Shares+
Neuberger Berman Advisers Management Trust
o   AMT Mid-Cap Growth Portfolio: Class I
Strong Opportunity Fund II, Inc.: Investor Class



Effective May 1, 2002, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
o   American Century VP International Fund: Class I
Credit Suisse Trust
o   Global Post-Venture Capital Portfolio
o   International Focus Portfolio
Fidelity Variable Insurance Products Fund
o   VIP Overseas Portfolio: Service Class
Gartmore Variable Insurance Trust
o   Gartmore GVIT Emerging Markets Fund: Class I
o   Gartmore GVIT Global Technology and Communications Fund: Class I
o   Gartmore GVIT International Growth Fund: Class I
Janus Aspen Series
o   Global Technology Portfolio: Service Shares
o   International Growth Portfolio: Service Shares

Effective May 1, 2003, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Gartmore Variable Insurance Trust
o   Gartmore GVIT Worldwide Leaders Fund: Class I
Oppenheimer Variable Account Funds
o        Oppenheimer Global Securities Fund/VA: Initial Class

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Van Eck Worldwide Insurance Trust
o   Worldwide Emerging Markets Fund: Initial Class
o   Worldwide Hard Assets Fund: Initial Class
Van Kampen
   The Universal Institutional Funds, Inc.
o   Emerging Markets Debt Portfolio: Class I

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

Annuitization Date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity unit- An accounting unit of measure used to calculate variable annuity payments.

Contract value- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed account- An investment option which is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents


Glossary of Special Terms....................................3
Contract Expenses............................................5
Underlying Mutual Fund Annual Expenses.......................6
Example......................................................7
Synopsis of the Contracts....................................7
Financial Statements.........................................8
Condensed Financial Information..............................8
Nationwide Life Insurance Company............................8
Nationwide Investment Services Corporation...................8
Investing in the Contract....................................8
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
The Contract in General.....................................10
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
Standard Charges and Deductions.............................11
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Short-Term Trading Fees
     Premium Taxes
Optional Contract Benefits, Charges and Deductions..........13
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector Option
Removal of Variable Account Charges.........................15
Contract Ownership..........................................15
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
Operation of the Contract...................................16
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions
Right to Revoke.............................................19

Surrender (Redemption)......................................19
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
         Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege..............................................20
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
Assignment..................................................21
Contract Owner Services.....................................22
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
Annuity Commencement Date...................................23
Annuitizing the Contract....................................23
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
Death Benefits..............................................25
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
Statements and Reports......................................27
Legal Proceedings...........................................27
Advertising.................................................28
     Money Market Yields
     Historical Performance of the Sub-Accounts
Table of Contents of Statement of Additional
     Information............................................29
Appendix A: Underlying Mutual Funds.........................30
Appendix B: Condensed Financial Information.................38
Appendix C: Contract Types and Tax Information..............57

Contract Expenses
The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                 Contract Owner Transaction Expenses
------------------------------------------------------------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)....................   7% 1
Maximum Loan Processing Fee..............................................................................................  $25 2
Annual Loan Interest Charge..............................................................................................  2.25% 3
Maximum Premium Tax Charge (as a percentage of purchase payments)........................................................  5% 4
Maximum Short-Term Trading Fee (as a percentage of transaction amount)...................................................  1%
-------------------------------------------------------------------------------------------------------------------------- ---------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                     Recurring Contract Expenses
-------------------------------------------------------------------------------------------------------------------------- ---------
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)5
     Mortality and Expense Risk Charge...................................................................................  1.20%
     Death Benefit Options (an applicant may elect one)
         Greater of One-Year or 5% Enhanced Death Benefit Option (available beginning January 2, 2001 or a later date if state law requires).............................................................................................  0.15%
         Total Variable Account Charges (including this option only).....................................................  1.35%
         5% Enhanced Death Benefit Option (available until state approval is received for the Greater of One-Year or 5%
         Enhanced Death Benefit Option)..................................................................................  0.05%
         Total Variable Account Charges (including this option only).....................................................  1.25%
     Guaranteed Minimum Income Benefit Options (no longer available as of May 1,
     2003) (an applicant could elect one)
         Guaranteed Minimum Income Benefit Option 1......................................................................  0.45%
         Total Variable Account Charges (including this option only).....................................................  1.65%
         Guaranteed Minimum Income Benefit Option 2......................................................................  0.30%
         Total Variable Account Charges (including this option only).....................................................  1.50%
     Spousal Protection Annuity Option6..................................................................................  0.00%
     Total Variable Account Charges (including this option only).........................................................  1.20%
-------------------------------------------------------------------------------------------------------------------------- ---------
                                                     (continued on next page)
-------------------------------------------------------------------------------------------------------------------------- ---------

--------------------------
1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Number of Completed Years from Date of
Purchase Payment                         0          1          2           3          4          5          6           7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC Percentage                          7%         7%         6%         5%          4%         3%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  10% of all purchase payments made to the contract; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.
2 Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.

------------------------------------------------------------------------------------------------------------------------------------
                                               Recurring Contract Expenses (continued)
------------------------------------------------------------------------------------------------------------------------------------
     Beneficiary Protector Option........................................................................................  0.40%
     Total Variable Account Charges (including this option)..............................................................  1.60%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
-------------------------------------------------------------------------------------------------------------------------- ---------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 Summary of Maximum Contract Expenses
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charge (applicable to all contracts)....................................................................  1.20%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver..........................  0.15%
Guaranteed Minimum Income Benefit Option 1...............................................................................  0.45%
Spousal Protection Annuity Option........................................................................................  0.00%
Beneficiary Protector Option.............................................................................................  0.40%
-------------------------------------------------------------------------------------------------------------------------- ---------
Maximum Possible Total Variable Account Charges..........................................................................  2.20%
-------------------------------------------------------------------------------------------------------------------------- ---------

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

---------------------------------------------------------------------------------------------------------- -------------- ----------
Total Annual Underlying Mutual Fund Operating Expenses                                                        Minimum       Maximum
---------------------------------------------------------------------------------------------------------- -------------- ----------
(expenses that are deducted from underlying mutual fund assets, including
management fees, distribution (12b-1) fees, and other expenses, as a                                         0.27%          3.45%
percentage of average underlying mutual fund assets)
---------------------------------------------------------------------------------------------------------- -------------- ----------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
o    GVIT Dreyfus GVIT International Value Fund: Class III
o    GVIT Gartmore GVIT Emerging Markets Fund: Class III
o    GVIT Gartmore GVIT Global Financial Services Fund: Class III
o    GVIT Gartmore GVIT Global Health Sciences Fund: Class III
o    GVIT Gartmore GVIT Global Technology and Communications Fund: Class III
o    GVIT Gartmore GVIT Global Utilities Fund: Class III
o    GVIT Gartmore GVIT International Growth Fund: Class III
o    GVIT Gartmore GVIT Nationwide Leaders Fund: Class III
o    GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    GVIT Gartmore GVIT Worldwide Leaders Fund: Class III
o    Janus Aspen Series - Global Technology Portfolio: Service II Shares
o    Janus Aspen Series - International Growth Portfolio: Service II Shares
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class III
o    Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class
     R
o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (3.45%)       1,223   2,213  3,181   5,690    593   1,763   2,911   5,690     *    1,763   2,911    5,690
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)        889    1,247  1,631   2,893    259    797    1,361   2,893     *     797    1,361    2,893
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as follows:

o    Charitable Remainder Trusts;

o Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax-qualified plans;

o    Investment-only;

o    Non-Qualified;

o    Roth IRAs; and

o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

------------------------- ------------------- ------------------
                                                   Minimum
        Contract           Minimum Initial       Subsequent
          Type             Purchase Payment       Payments
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
Charitable Remainder            $10,000             $1,000
Trust
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
IRA                             $10,000             $1,000
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
Investment-only                 $10,000             $1,000
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
Non-Qualified                   $10,000             $1,000
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
Roth IRA                        $10,000             $1,000
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
Tax Sheltered Annuity           $10,000             $1,000
------------------------- ------------------- ------------------


Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Optional 5% Enhanced Death Benefit is elected (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for no additional charge.

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read in conjunction with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.


Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.
o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.
o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.



Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

----------------------------- ---------------------------
 Number of Completed Years               CDSC
   from Date of Purchase              Percentage
          Payment
----------------------------- ---------------------------
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)  10% of all purchase payments; or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed to and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners identified as active traders with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.



Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Death Benefit Options

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen.

Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Spousal Protection Annuity Option

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the spousal protection option at no additional cost. If the Spousal Protection Annuity Option is elected the contract must meet the following requirements:
(1) one or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;
(2) both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;
(3) no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and
(4) if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)  terminate the contract; or

(b)  continue the contract in accordance with the "Required Distributions"
     section in Appendix C.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

   a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

   b = purchase payments, proportionately adjusted for withdrawals; and

   c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

   a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

   b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

   c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

   d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

(a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)  the benefit will terminate and will no longer be in effect; and

(c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the credit is applied. After the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o joint owners can only be named for Non-Qualified
Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

------------------------- ------------------ ------------------
        Contract           Minimum Initial        Minimum
          Type            Purchase Payment      Subsequent
                                                 Payments
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
Charitable Remainder           $10,000             $1,000
Trust
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
IRA                            $10,000             $1,000
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
Investment-only                $10,000             $1,000
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
Non-Qualified                  $10,000             $1,000
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
Roth IRA                       $10,000             $1,000
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
Tax Sheltered Annuity          $10,000             $1,000
------------------------- ------------------ ------------------

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)  the value of amounts allocated to the sub-accounts of the variable account;

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;


(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

(2) adding any interest earned on the amounts allocated; and (3) subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)  subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and amounts allocated to the Guaranteed Term Options for any 12 month period. Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Interest Rate Guarantee Period: The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request transfers among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.



Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)      they have been
                                         identified as engaging
                                         in harmful trading
                                         practices; and
                                   (2)      if their transfer
                                         events exceed 11 in 2
                                         consecutive calendar
                                         quarters or 20 in one
                                         calendar year, the
                                         contract owner will be
                                         limited to submitting
                                         transfer requests via
                                         U.S. mail.
---------------------------------- -------------------------------
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B) The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
(C) Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ --------------------------------
                 Contract     Maximum Outstanding Loan
                 Values       Balance Allowed
---------------- ------------ --------------------------------
---------------- ------------ --------------------------------
Non-ERISA Plans  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ --------------------------------
---------------- ------------ --------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ --------------------------------
---------------- ------------ --------------------------------

---------------- ------------ --------------------------------
---------------- ------------ --------------------------------
ERISA Plans      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ --------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day. Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP High Income Portfolio, GVIT Federated GVIT High Income Bond Fund: Class I, GVIT Gartmore GVIT Government Bond Fund:
Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of all purchase payments made to the contract as of the withdrawal date;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

  ----------------------------- -----------------------
        Contract Owner's            Percentage of
              Age                   Contract Value
  ----------------------------- -----------------------
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 59 1/2through age 61               7%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

------------------------------------------------------------------
 A variable payment annuity may not be elected when exercising a
            Guaranteed Minimum Income Benefit option.
------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)  after the contract has been in effect for seven years; AND

(2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.
---------------------------------------------------------

 Important Considerations to Keep in Mind Regarding the
                      GMIB Options

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

     A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     GMIB may not be approved in all state jurisdictions.

---------------------------------------------------------

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
(2) Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.
(3) Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

(a)  eligible to continue the contract; and

(b)  entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If no optional death benefit is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The standard death benefit includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver.

Long-Term Care/Nursing Home Waiver

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.


                           Table of Contents of the Statement of Additional Information

                                                                                                                               Page
General Information and History..................................................................................................1
Services.........................................................................................................................1
Purchase of Securities Being Offered.............................................................................................1
Underwriters.....................................................................................................................1
Annuity Payments.................................................................................................................2
Condensed Financial Information..................................................................................................2
Financial Statements...........................................................................................................137

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

           Please refer to the prospectus for each underlying mutual fund for more detailed information.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

Credit Suisse Trust - Global Post-Venture Capital Portfolio
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Credit Suisse Trust - International Focus Portfolio
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio
This underlying mutual fund is only available for contracts issued before May 1,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R) Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Growth Opportunities
Portfolio: Service Class This underlying mutual fund is only available for contracts issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Value Strategies Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Comstock GVIT Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Dreyfus GVIT Mid Cap Index Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services
Fund: Class III This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and
Communications Fund: Class I Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class
III This underlying mutual fund is only available for contracts issued before
May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.  The Fund invests in a
Fund: Class II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Moderately                                         and income.  The Fund invests in a target allocation mix of 30%
Conservative Fund: Class                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderate                                           capital.  The Fund invests in a target allocation mix of 40% large
Fund: Class II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, long term growth of capital.  The Fund invests in a
Aggressive Fund: Class II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Aggressive                                         and income.  The Fund invests in a target allocation mix of 30%
Fund: Class II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund - Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Leaders Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class I
Effective May 1, 2003, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Capital Appreciation Portfolio: Service Shares This
underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Global Technology Portfolio: Service Shares
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Global Technology Portfolio: Service II Shares This
underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - International Growth Portfolio: Service II Shares This
underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: Class
I This underlying mutual fund is only available for contracts issued before May
1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class
Effective May 1, 2003, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Main Street(R) Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Strong Opportunity Fund II, Inc.: Investor Class
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Van Kampen - The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Kampen - The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2003 (the maximum variable account charge of 2.20%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:

                      calling:   1-800-848-6331, TDD 1-800-238-3035
                      writing:   Nationwide Life Insurance Company
                                 One Nationwide Plaza, RR1-04-F4
                                 Columbus, Ohio 43215
          checking on-line at:     www.bestofamerica.com


The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a parial year only.

The J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R and Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                   No Optional Benefits Elected (Total 1.20%)
        (Variable account charges of 1.20% of the daily net assets of the variable account)

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century                 9.233496            11.800602         27.80%             964,050             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.591056             9.233496        -20.34%           1,020,097             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.802086            11.591056         -9.46%           1,029,114             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.495483            12.802086        -11.68%             819,540             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.431326            14.495483         16.60%             371,526             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.431326         24.31%               2,464            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century                 7.995327             9.835624         23.02%             719,818             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.162935             7.995327        -21.33%             875,581             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.524713            10.162935        -30.03%           1,073,931             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   17.674116            14.524713        -17.82%             995,517             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.904652            17.674116         62.08%             265,458             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            10.904652          9.05%                 223            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century                 8.049901             9.902768         23.02%             184,972             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             8.049901        -19.50%             138,652            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century                 7.973718             9.839643         23.40%              50,115             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             7.973718        -20.26%              17,399            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century                12.651422            16.119499         27.41%           1,127,151             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.654697            12.651422        -13.67%           1,190,662             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.147862            14.654697         11.46%             869,720             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.263216            13.147862         16.73%             324,487             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.497731            11.263216         -2.04%             157,763             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            11.497731         14.98%               1,306            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century                10.000000            10.240855          2.41%              42,431            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -            7.559296            11.028092         45.89%              18,531             2003
   Global Post-Venture
   Capital Portfolio - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.620449             7.559296        -34.95%              30,444             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   16.482534            11.620449        -29.50%              42,821             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   20.579437            16.482534        -19.91%              36,041             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.739606            20.579437         61.54%              32,895             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.739606         27.40%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -            7.285009             9.579453         31.50%              36,466             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    9.206014             7.285009        -20.87%              39,778             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.989196             9.206014        -23.21%              51,097             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   16.374564            11.989196        -26.78%              52,881             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.801619            16.374564         51.59%              41,776             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            10.801619          8.02%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -           10.004585            12.371997         23.66%              55,155             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.167262            10.004585        -24.02%              56,178             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.203287            13.167262         -0.27%              58,903             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.269490            13.203287          7.61%              60,726             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.688738            12.269490          4.97%              32,909             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            11.688738         16.89%                  25            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Investment               7.613403            10.364013         36.13%              57,814             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             7.613403        -23.87%              34,808            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Dreyfus Socially             7.739942             9.635655         24.49%             470,691             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.025487             7.739942        -29.80%             550,359             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.414394            11.025487        -23.51%             692,335             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   16.397708            14.414394        -12.10%             673,816             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.758878            16.397708         28.52%             270,366             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.758878         27.59%               2,838            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Stock Index              8.790442            11.148445         26.82%           2,862,626             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.460136             8.790442        -23.30%           3,065,137             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.209188            11.460136        -13.24%           3,142,328             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.736468            13.209188        -10.36%           2,748,432             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.367188            14.736468         19.16%           1,201,271             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.367188         23.67%              28,572            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Variable                 9.728623            11.646776         19.72%             694,070             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.823034             9.728623        -17.71%             724,249             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.195948            11.823034        -10.40%             696,448             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.442893            13.195948         -1.84%             632,440             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.207586            13.442893         10.12%             368,162             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.207586         22.08%               2,910            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Federated Insurance             12.313044            12.730457          3.39%           1,092,566             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.401464            12.313044          8.00%           1,248,204             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.684388            11.401464          6.71%             635,197             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    9.790385            10.684388          9.13%             186,563             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             9.790385         -2.10%              15,095            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP                    10.236736            13.170455         28.66%           2,382,653             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.483021            10.236736        -17.99%           2,311,460             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.313013            12.483021         -6.23%           1,916,093             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.440601            13.313013          7.01%           1,200,222             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.850451            12.440601          4.98%             555,212             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            11.850451         18.50%               2,107            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Growth              8.695091            11.407069         31.19%           2,670,355             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.608518             8.695091        -31.04%           2,913,435             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   15.512519            12.608518        -18.72%           3,369,434             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   17.653733            15.512519        -12.13%           3,238,186             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.015101            17.653733         35.64%           1,168,997             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            13.015101         30.15%              10,429            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP High                7.554754             9.477262         25.45%             801,310             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    7.379494             7.554754          2.37%             900,292             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    8.478210             7.379494        -12.96%             740,039             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.087928             8.478210        -23.54%             575,925             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.384114            11.087928          6.78%             263,938             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            10.384114          3.84%               2,129            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Overseas            7.775040            11.000744         41.49%             335,111             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    9.879361             7.775040        -21.30%             379,343             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.702222             9.879361        -22.22%             472,493             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   15.900927            12.702222        -20.12%             444,778             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.296846            15.900927         40.76%             150,438             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            11.296846         12.97%               2,193            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Overseas            7.734738            10.947388         41.54%             157,069             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             7.734738        -22.65%              99,913            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II                 11.039054            13.999044         26.81%           2,259,008             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.335838            11.039054        -10.51%           2,311,138             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.247834            12.335838        -13.42%           2,503,762             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   15.457984            14.247834         -7.83%           2,281,488             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.602507            15.457984         22.66%             996,867             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.602507         26.03%              12,050            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II                 10.000000            10.135570          1.36%              26,428            2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Growth          6.823011             8.740750         28.11%             421,183             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    8.844341             6.823011        -22.85%             500,860             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.463173             8.844341        -15.47%             553,584             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.785954            10.463173        -18.17%             575,763             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.421717            12.785954          2.93%             360,972             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.421717         24.22%               2,338            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Value           7.448995            11.612918         55.90%             142,757             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             7.448995        -25.51%              46,660            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Comstock GVIT               7.914998            10.278230         29.86%             427,420             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.702140             7.914998        -26.04%             281,970             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.331560            10.702140        -13.21%             224,578             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.963829            12.331560        -11.69%             187,275             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.927845            13.963829         17.07%              39,186             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            11.927845         19.28%               1,552            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Dreyfus GVIT               10.000000            13.706194         37.06%              20,475            2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Dreyfus GVIT Mid           13.601153            18.094597         33.04%             446,765             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   16.253946            13.601153        -16.32%             451,039             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   16.670157            16.253946         -2.50%             282,466             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.644558            16.670157         13.83%             178,076             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.257790            14.644558         19.47%              18,380             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.257790         22.58%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Federated GVIT             10.244088            12.375393         20.81%             309,502             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.044539            10.244088          1.99%             271,035             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    9.755865            10.044539          2.96%             169,138             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.764664             9.755865         -9.37%             163,738             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.558563            10.764664          1.95%              41,627             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            10.558563          5.59%               1,154            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               6.815122            11.128016         63.28%               4,608             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    8.137235             6.815122        -16.25%               5,198             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    8.686950             8.137235         -6.33%               8,068             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             8.686950        -13.13%               1,652            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               7.511024            12.261030         63.24%              38,972             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             7.511024        -24.89%              14,206            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               8.820856            12.328333         39.76%              12,713             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             8.820856        -11.79%               7,158            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               8.445947            11.413172         35.13%              32,046             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             8.445947        -15.54%               7,965            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               1.919236             2.943564         53.37%              44,866             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    3.395066             1.919236        -43.47%              55,769             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    6.000048             3.395066        -43.42%             212,742             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             6.000048        -40.00%              37,213            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               7.131516            10.934690         53.33%              37,544             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             7.131516        -28.68%              17,202            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               7.938080             9.738560         22.68%              13,732             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             7.938080        -20.62%               8,309            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT              12.681945            12.780385          0.78%           1,938,662             2003
   Government Bond Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.565612            12.681945          9.65%           2,352,258             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.914977            11.565612          5.96%           1,454,681             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    9.816007            10.914977         11.20%             726,176             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.174058             9.816007         -3.52%             293,407             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            10.174058          1.74%               1,172            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               4.633836             6.077202         31.15%             415,903             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    6.580071             4.633836        -29.58%             471,904             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    9.268169             6.580071        -29.00%             545,874             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.767993             9.268169        -27.41%             615,832             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.392954            12.767993          3.03%             437,518             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.392954         23.93%               2,724            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               4.874649             6.531881         34.00%               3,621             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    6.500996             4.874649        -25.02%               7,764             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    9.222891             6.500996        -29.51%              11,970             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             9.222891         -7.77%                 820            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               7.772433            10.392529         33.71%              13,214             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             7.772433        -22.28%              13,181            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               9.938018            10.595099          6.61%             466,014             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             9.938018         -0.62%             280,885            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               9.534557            10.710627         12.33%             327,655             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             9.534557         -4.65%             183,916            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               9.037949            10.720050         18.61%             802,953             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             9.037949         -9.62%             476,570            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               8.590418            10.748772         25.13%             253,401             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             8.590418        -14.10%             102,280            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               8.238400            10.733522         30.29%             115,070             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             8.238400        -17.62%              71,260            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT Mid           8.149536            11.283480         38.46%             325,363             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.096398             8.149536        -37.77%             355,444             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   19.022019            13.096398        -31.15%             434,734             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   22.750997            19.022019        -16.39%             391,137             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.463581            22.750997         82.54%             139,347             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.463581         24.64%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT              11.247296            11.181852         -0.58%           2,649,818             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.247642            11.247296          0.00%           3,603,141             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.989031            11.247642          2.35%           3,319,525             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.489614            10.989031          4.76%           2,526,306             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.126097            10.489614          3.59%             992,465             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            10.126097          1.26%              48,756            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               8.699902            10.960481         25.98%             771,491             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.654646             8.699902        -18.35%             844,990             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.230458            10.654646        -12.88%             823,212             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.646339            12.230458         -3.29%             966,710             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.968910            12.646339          5.66%             269,704             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            11.968910         19.69%               2,349            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               9.135134            11.335649         24.09%              20,469             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             9.135134         -8.65%              33,603            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT U.S.          7.495072            11.285270         50.57%              89,473             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             7.495072        -25.05%              18,268            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT               7.307866             9.823812         34.43%              93,000             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    9.913802             7.307866        -26.29%             110,732             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.359900             9.913802        -19.79%             124,511             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.267173            12.359900        -13.37%             127,914             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.747364            14.267173         21.45%              75,630             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            11.747364         17.47%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT              10.000000            13.575979         35.76%               3,988            2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Cap              9.780139            12.973972         32.66%             264,793             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.838618             9.780139        -34.09%             261,220             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   16.846010            14.838618        -11.92%             242,911             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   20.338511            16.846010         17.17%             181,557             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            20.338511        103.39%              31,219            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Cap             15.928613            24.685368         54.98%             508,152             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   22.134881            15.928613        -28.04%             530,805             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   17.466310            22.134881         26.73%             433,738             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   15.896867            17.466310          9.87%             164,209             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.586199            15.896867         26.30%              72,346             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.586199         25.86%               1,878            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Company         13.850506            19.296948         39.32%             548,766             2003
   Fund: Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   16.957444            13.850506        -18.32%             551,748             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   18.398225            16.957444         -7.83%             420,417             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   17.099098            18.398225          7.60%             341,249             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.016781            17.099098         42.29%              80,387             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.016781         20.17%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT            8.714584            10.195536         16.99%             457,057             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.059016             8.714584        -13.37%             446,142             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.570325            10.059016         -4.84%             307,827             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.735723            10.570325         -1.54%             189,272             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.772545            10.735723         -0.34%              54,933             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            10.772545          7.73%                 842            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Van Kampen GVIT            11.962673            13.251194         10.77%             454,110             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.293959            11.962673          5.92%             536,284             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.972282            11.293959          2.93%             290,144             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.510552            10.972282          4.39%             164,790             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.475252            10.510552          0.34%              45,312             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            10.475252          4.75%               1,706            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -             5.224689             6.206483         18.79%           2,179,617             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    6.290120             5.224689        -16.94%           2,562,268             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    8.145127             6.290120        -22.77%           3,001,802             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             8.145127        -18.55%           2,801,845            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -             2.352398             3.404379         44.72%           1,082,245             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    4.030994             2.352398        -41.64%           1,297,660             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    6.509446             4.030994        -38.07%           2,142,738             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             6.509446        -34.91%           2,037,720            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -             7.097740            10.317923         45.37%              62,167             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             7.097740        -29.02%              26,783            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -             4.539769             6.034263         32.92%           1,346,164             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    6.189198             4.539769        -26.65%           1,629,083             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    8.181886             6.189198        -24.35%           2,035,249             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             8.181886        -18.18%           1,896,028            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -             7.745526            10.296399         32.93%             173,256             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             7.745526        -22.54%             161,911            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT             9.874844            12.855226         30.18%             316,225             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.589004             9.874844        -27.33%             354,304             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.965623            13.589004         -2.70%             287,550             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.976229            13.965623         -0.08%             190,158             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.307946            13.976229         13.55%             141,287             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.307946         23.08%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT            10.000000            10.019076          0.19%              35,424            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT             9.900112            12.527159         26.54%             701,600             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.181298             9.900112        -30.19%             734,908             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   19.049729            14.181298        -25.56%             821,724             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   20.834304            19.049729         -8.57%             720,898             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.702754            20.834304         52.04%             183,595             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            13.702754         37.03%               1,744            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT             8.977079            11.981613         33.47%             293,076             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.978104             8.977079        -25.05%             291,866             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.477284            11.978104         -4.00%             281,431             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.539993            12.477284         -0.50%             231,429             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.821068            12.539993          6.08%             127,887             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            11.821068         18.21%               2,787            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable             9.989064            12.394931         24.09%             645,765             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.001802             9.989064        -28.66%             750,244             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   20.620784            14.001802        -32.10%             909,302             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   23.512658            20.620784        -12.30%             886,753             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.961315            23.512658         81.41%             147,653             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.961315         29.61%               1,383            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable            10.981083            14.206657         29.37%           1,456,927             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   15.196200            10.981083        -27.74%           1,522,830             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   17.594890            15.196200        -13.63%           1,450,232             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   17.848621            17.594890         -1.42%           1,053,477             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.752843            17.848621         39.96%             276,633             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.752843         27.53%               2,543            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable            10.000000            14.238187         42.38%             143,315            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable             6.365520             8.994884         41.31%             752,007             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    8.274485             6.365520        -23.07%             956,122             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    9.521827             8.274485        -13.10%             604,206             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             9.521827         -4.78%             175,518            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable             9.376475            11.739303         25.20%           1,603,607             2003
   Account Funds -
   Oppenheimer Main
   Street(R)Fund/VA:
   Initial Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.687410             9.376475        -19.77%           1,679,637             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.168121            11.687410        -11.24%           1,640,884             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.609212            13.168121         -9.86%           1,275,868             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.149185            14.609212         20.25%             370,716             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.149185         21.49%               2,736            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Strong Opportunity Fund          6.739605             9.123015         35.36%           1,226,689             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    9.321492             6.739605        -27.70%           1,298,523             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    9.798273             9.321492         -4.87%             839,984             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             9.788273         -2.02%             180,575            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal                   18.824701            23.781464         26.33%              88,558             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   17.444590            18.824701          7.91%             124,296             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   16.037786            17.444590          8.77%              51,166             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.572201            16.037786         10.06%              50,072             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   11.400149            14.572201         27.82%              32,668             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            11.400149         14.00%                 593            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal                    4.094230             5.734597         40.07%             466,170             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    6.019598             4.094230        -31.98%             482,922             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                    8.620055             6.019598        -30.17%             500,028             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000             8.620055        -13.80%             158,997            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal                   13.800701            18.750068         35.86%             300,785             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   14.079160            13.800701         -1.98%             333,207             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.974262            14.079160          8.52%             208,985             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.479280            12.974262          3.97%             155,239             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Van Eck Worldwide               12.800242            19.499977         52.34%              93,751             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.343009            12.800242         -4.07%              97,789             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.755231            13.343009         -3.00%             109,182             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   23.947713            13.755231        -42.56%             124,085             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.101814            23.947713         97.89%              51,918             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            12.101814         21.02%               1,018            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Van Eck Worldwide               11.826254            16.951658         43.34%             107,171             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.319065            11.826254         -4.00%              37,085             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   13.923943            12.319065        -11.53%              37,974             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   12.649846            13.923943         10.07%              29,361             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.581149            12.649846         19.55%              28,359             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                   10.000000            10.581149          5.81%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

                    Maximum Optional Benefits Elected (Total 2.20%)
              (Variable account charges of 2.20% of the daily net
                         assets of the variable account)

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change in   Number of           Period
                             Value at            Unit Value at      Accumulation Unit   Accumulation
                             Beginning of        End of Period      Value               Units at End of
                             Period                                                     Period
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century                 6.708323            8.486720         26.51%              15,518             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.507395            6.708323        -21.15%              17,814             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.492984            8.507395        -10.38%              14,380             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century                 6.696904            8.155031         21.77%               3,654             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.599678            6.696904        -22.13%               7,112             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   12.417190            8.599678        -30.74%               4,968             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century                 7.995231            9.736044         21.77%               2,295             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.995231        -20.05%               2,500             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century                 7.919558            9.674012         22.15%               4,732             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.919558        -20.80%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century                 9.533443           12.023986         26.12%              34,120             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   11.156087            9.533443        -14.54%              37,456             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.111910           11.156087         10.33%              12,980             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century                10.000000           10.171166          1.71%               5,144             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -            5.546504            8.009928         44.41%                   0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.613696            5.546504        -35.61%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   12.343799            8.613696        -30.22%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -            6.300292            8.200839         30.17%                   0             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.043179            6.300292        -21.67%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.582777            8.043179        -24.00%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change in   Number of           Period
                             Value at            Unit Value at      Accumulation Unit   Accumulation
                             Beginning of        End of Period      Value               Units at End of
                             Period                                                     Period
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -            7.362375            9.012504         22.41%                   0             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.789046            7.362375        -24.79%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.916793            9.789046         -1.29%                   0             2001
                             ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment               7.561672           10.189578         34.75%               1,096             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.561672        -24.38%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially             5.414906            6.673008         23.23%               2,330             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    7.792572            5.414906        -30.51%               2,248             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.292793            7.792572        -24.29%                 922             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Stock Index              6.224012            7.813792         25.54%              28,516             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.197399            6.224012        -24.07%              36,635             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.545801            8.197399        -14.13%              11,021             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable                 7.124457            8.442921         18.51%                 882             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.746914            7.124457        -18.55%               2,622             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.863100            8.746914        -11.32%               3,171             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance             11.862727           12.140716          2.34%              23,245             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   11.096780           11.862727          6.90%              24,434             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.505742           11.096780          5.63%              3,1998             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP                     7.405226            9.431146         27.36%              24,278             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.122665            7.405226        -18.83%              25,233             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.829356            9.122665         -7.19%               8,921             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth              5.866545            7.618533         29.86%              15,817             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.594096            5.866545        -31.74%              12,016             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.682489            8.594096        -19.55%               2,569             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP High                6.370568            7.910922         24.18%              16,625             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    6.286416            6.370568          1.34%              19,278             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    7.296736            6.286416        -13.85%               1,238             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas            6.172254            8.644743         40.06%               4,241             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    7.923128            6.172254        -22.10%               5,977             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.292010            7.923128        -23.02%               1,411             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas            7.682181           10.763107         40.10%               4,027             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.682181        -23.18%               4,111             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change in   Number of           Period
                             Value at            Unit Value at      Accumulation Unit   Accumulation
                             Beginning of        End of Period      Value               Units at End of
                             Period                                                     Period
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II                  7.785588            9.773384         25.53%              24,165             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.789237            7.785588        -11.42%              23,235             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.256023            8.789237        -14.30%               9,915             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II                 10.000000           10.066869          0.67%                   0             2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Growth          5.091068            6.456082         26.81%                   0             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    6.666912            5.091068        -23.64%               2,479             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    7.968441            6.666912        -16.33%               2,479             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value           7.398393           11.417557         54.32%               1,569             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.398393        -26.02%                 600             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Comstock GVIT               5.905872            7.591688         28.54%                 374             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.067350            5.905872        -26.79%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.391322            8.067350        -14.10%                   0             2001*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT               10.000000           13.613482         36.13%                   0             2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT Mid           10.277402           13.534578         31.69%              13,281             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   12.407725           10.277402        -17.17%              12,945             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   12.856503           12.407725         -3.49%               4,288             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Federated GVIT              8.901664           10.644927         19.58%               6,487             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.817499            8.901664          0.95%               6,387             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.652194            8.817499          1.91%               3,246             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               6.660810           10.766220         61.64%                   0             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.034443            6.660810        -17.10%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.665651            8.034443         -7.28%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               7.459964           12.054715         61.59%                  73             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.459964        -25.40%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               8.737555           12.088490         38.35%                   0             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            8.737555        -12.62%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               8.366124           11.191032         33.77%               3,483             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            8.366124        -16.34%                 625             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change in   Number of           Period
                             Value at            Unit Value at      Accumulation Unit   Accumulation
                             Beginning of        End of Period      Value               Units at End of
                             Period                                                     Period
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               1.875661            2.847694         51.82%               3,233             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    3.352039            1.875661        -44.04%               3,233             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    5.985272            3.352039        -44.00%               1,961             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               7.083013           10.750674         51.78%                 198             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.083013        -29.17%                 198             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               7.863084            9.548987         21.44%                   0             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.863084        -21.37%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT              12.158343           12.128686         -0.24%              15,186             2003
   Government Bond Fund:
   Class I - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   11.201435           12.158343          8.54%              14,437             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.679917           11.201435          4.88%              10,795             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               3.405447            4.421055         29.82%                   0             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    4.885325            3.405447        -30.29%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    6.952067            4.885325        -29.73%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               4.764292            6.319464         32.64%                   0             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    6.418930            4.764292        -25.78%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.200325            6.418930        -30.23%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               7.719631           10.217597         32.36%                   0             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.719631        -22.80%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               9.844280           10.388956          5.53%              38,879             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            9.844280         -1.56%              36,403             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               9.444587           10.502231         11.20%             178,115             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            9.444587         -5.55%               9,120             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               8.952638           10.511469         17.41%             280,231             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            8.952638        -10.47%              82,019             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change in   Number of           Period
                             Value at            Unit Value at      Accumulation Unit   Accumulation
                             Beginning of        End of Period      Value               Units at End of
                             Period                                                     Period
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               8.509285           10.539613         23.86%             235,385             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            8.509285        -14.91%              56,432             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               8.160577           10.524667         28.97%              45,921             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            8.160577        -18.39%              17,097             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT Mid           5.075250            6.955946         37.06%                   0             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.239625            5.075250        -38.40%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   12.091356            8.239625        -31.86%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT              10.581548           10.413500         -1.59%              59,044             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.690073           10.581548         -1.02%              73,805             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.551662           10.690073          1.31%              27,635             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               6.551449            8.170362         24.71%               5,093             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.105635            6.551449        -19.17%               4,917             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.400269            8.105635        -13.77%               1,286             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               9.048877           11.115113         22.83%                 216             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            9.048877         -9.51%                 216             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.          7.424251           11.065737         49.05%                   0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.424251        -25.76%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT               5.536514            7.367390         33.07%               5,248             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    7.587757            5.536514        -27.03%               5,248             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.557425            7.587757        -20.61%               2,724             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT              10.000000           13.484171         34.84%                   0             2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap              9.421976           12.372523         31.32%               7,498             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   14.441772            9.421976        -34.76%               7,706             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   16.564493           14.441772        -12.81%                 272             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap             11.329505           17.380579         53.41%              16,495             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   15.905177           11.329505        -28.77%              19,673             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   12.679678           15.905177         25.44%               8,057             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company         11.059519           15.252779         37.92%               7,114             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   13.679062           11.059519        -19.15%               4,387             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   14.994163           13.679062         -8.77%               2,562             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change in   Number of           Period
                             Value at            Unit Value at      Accumulation Unit   Accumulation
                             Beginning of        End of Period      Value               Units at End of
                             Period                                                     Period
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT J.P. Morgan GVIT            7.439775            8.616061         15.81%                 816             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.675437            7.439775        -14.24%               1,352             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.210211            8.675437         -5.81%                 784             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT            10.889602           11.940484          9.65%              42,667             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.385975           10.889602          4.85%              22,426             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.193887           10.385975          1.88%               3,062             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -             5.071211            5.963253         17.59%              15,233             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    6.167860            5.071211        -17.78%              20,046             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.069120            6.167860        -23.56%               6,892             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -             2.283163            3.270799         43.26%               8,684             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    3.952480            2.283163        -42.23%              11,482             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    6.448594            3.952480        -38.71%               8,733             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -             7.049473           10.144265         43.90%               1,006             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.049473        -29.51%                 656             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -             4.406372            5.797749         31.58%              14,452             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    6.068862            4.406372        -27.39%              19,051             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.105491            6.068862        -25.13%               8,303             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -             7.692915           10.123089         31.59%                 381             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.000000            7.692915        -23.07%                 533             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT             6.808334            8.773586         28.87%               3,341             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.465116            6.808334        -28.07%               3,341             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.827558            9.465116         -3.69%                 205             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT            10.000000            9.951175         -0.49%               1,653             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT             7.010993            8.781733         25.26%              16,667             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.145761            7.010993        -30.90%              12,077             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   13.769410           10.145761        -26.32%               2,101             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change in   Number of           Period
                             Value at            Unit Value at      Accumulation Unit   Accumulation
                             Beginning of        End of Period      Value               Units at End of
                             Period                                                     Period
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT             6.577049            8.689579         32.12%               2,566             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.865670            6.577049        -25.81%               2,603             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.330235            8.865670         -4.98%               1,173             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable             6.599464            8.106165         22.83%              10,607             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.345324            6.599464        -29.38%              10,602             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   13.905014            9.345324        -32.79%               1,338             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable             7.588056            9.717730         28.07%              12,598             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.608373            7.588056        -28.47%              13,437             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   12.409461           10.608373        -14.51%               9,125             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable            10.000000           14.141920         41.42%              29,464             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable             6.194920            8.665362         39.88%               5,848             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.135212            6.194920        -23.85%               6,615             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.458032            8.135212        -13.99%               7,742             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable             6.690842            8.292232         23.93%              28,321             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.425292            6.690842        -20.59%              37,431             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.590436            8.425292        -12.15%              18,017             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Strong Opportunity Fund          6.559028            8.788827         34.00%              18,219             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.164675            6.559028        -28.43%              19,914             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.732623            9.164675         -5.84%              15,992             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal                   13.999772           17.507218         25.05%               2,569             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   13.106031           13.999772          6.82%               2,569             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   12.173002           13.106031          7.66%                 728             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change in   Number of           Period
                             Value at            Unit Value at      Accumulation Unit   Accumulation
                             Beginning of        End of Period      Value               Units at End of
                             Period                                                     Period
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal                    3.984372            5.524347         38.65%              17,998             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    5.918142            3.984372        -32.68%              18,571             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.562201            5.918142        -30.88%              12,493             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal                   11.725612           15.769776         34.49%              35,700             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   12.084542           11.725612         -2.97%              20,960             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   11.250727           12.084542          7.41%               4,118             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide                8.058096           12.151788         50.80%               1,060             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.485820            8.058096         -5.04%               1,060             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    8.838136            8.485820         -3.99%                 928             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide                9.025587           12.806413         41.89%                 116             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                    9.497863            9.025587         -4.97%                 116             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                                   10.845725            9.497863        -12.43%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

Appendix C: Contract Types and Tax Information


Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

Individual Retirement Annuities

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Investment-only Contracts (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from IRAs are generally taxed when received. If any of the amount contributed to the IRAs was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;



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o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company


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to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless: o the distribution is made directly to another Tax Sheltered Annuity or IRA; or o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and


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(2)  the distribution is includable in the non-resident alien's gross income for
     United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o eliminating and/or reducing the highest federal estate tax rates; o increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.


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Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.


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If the contract owner dies before the required beginning date (in the case of a
Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.



If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

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